Virtus Tactical Allocation, a series of Virtus Equity Trust

Supplement dated October 19, 2020 to the Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”), each dated October 19, 2020

Important Notice

Availability of Shares

Class R6 Shares are not currently available for purchase.

Investors should retain this supplement for future reference.

VET 8019/ClassR6NotAvailable (10/2020)